Note 7 - Accounting Policies and new Standards Adopted - Interim Condensed Consolidated Statements of Financial Position IFRS 15 Effect (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs, current	$ 75,707	$ 31,852
Customer acquisition costs, noncurrent	46,416	17,101
IAS 18 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	31,865	31,852
Customer acquisition costs, noncurrent	17,830	$ 17,101
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	43,842
Customer acquisition costs, noncurrent	$ 28,586